CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Capital Disclosures
Accounts payable and accrued liabilities	$ 3,100	$ 1,900
Lease liability current	49
Current assets	6,300	13,700
Shareholders' equity attributable to owners	$ 67,700	$ 76,000